Schedule I - Condensed Financial Information (Parent Only) - Condensed Balance Sheets (Parenthetical) (Detail) - USD ($) $ / shares in Units, $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	59,668,184	42,342,706	40,330,124
Common Stock, shares outstanding	57,995,264	40,685,786	39,907,796
Treasury stock, shares	1,672,920	1,656,920	422,328
Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Intercompany payable		$ 1,027	$ 906
Common stock, par value (in dollars per share)		$ 0.001	$ 0.001
Common stock, shares authorized		250,000,000	250,000,000
Common stock, shares issued		42,342,706	40,330,124
Common Stock, shares outstanding		40,685,786	39,907,796
Treasury stock, shares		1,656,920	422,328